Short-Term Borrowings (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Short-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings
The following table reflects our outstanding short-term borrowings and available unused credit under the $2B Credit Facility and CP Program at September 30, 2024 and December 31, 2023:

	At September 30,	At December 31,
	2024	2023
$2B Credit Facility borrowing capacity	$2,000	$2,000
$2B Credit Facility outstanding borrowings	—	—
Commercial paper outstanding (a)	(64)	(282)

Total available unused credit	$1,936	$1,718

(a)
The weighted average interest rate for CP Notes was 4.92% and 5.54% at September 30, 2024 and December 31, 2023, respectively. All outstanding CP Notes at September 30, 2024 and December 31, 2023 had maturity dates of less than one year.

The following table reflects our outstanding short-term borrowings and available unused credit under the $2B Credit Facility and CP Program at December 31, 2023 and 2022:

	At December 31,
	2023	2022
Total $2B Credit Facility borrowing capacity	$2,000	$2,000
$2B Credit Facility outstanding borrowings	—	—
Commercial paper outstanding (a)	(282)	(198)
Letters of credit outstanding	—	—

Available unused credit	$1,718	$1,802

(a)
The weighted average interest rate for CP Notes was 5.54% and 4.58% at December 31, 2023 and December 31, 2022, respectively. All outstanding CP Notes at December 31, 2023 and December 31, 2022 had maturity dates of less than one year.